Net (Loss) Income Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Notes to Financial Statements
Earnings Per Share [Text Block]
I.	Net (Loss) Income Per Share

Under the two-class method, for periods with net income, basic net income per share of common stock is computed by dividing the net income attributable to shares of common stock by the weighted average number of shares of common stock outstanding during the period. Net income attributable to shares of common stock is computed by subtracting from net income the portion of current period earnings that participating securities would have been entitled to receive pursuant to their dividend rights had all of the period’s earnings been distributed. No such adjustment to earnings is made during periods with a net loss as the holders of the participating securities have no obligation to fund losses. Diluted net (loss) income per share of common stock is computed under the two-class method by using the weighted average number of shares of common stock outstanding plus the potential dilutive effects of stock options and warrants. In addition, the Company analyzes the potential dilutive effect of the outstanding convertible securities under the if-converted method when calculating diluted (loss) income per share of common stock in which it is assumed that the outstanding convertible securities convert into common stock at the beginning of the period or date of issuance, if the convertible security was issued during the period. The Company reports the more dilutive of the approaches (two-class or if-converted) as its diluted net (loss) income per share of common stock during the period.

Diluted net loss per share of common stock is the same as basic net loss per share of common stock for the three and nine months ended September 30, 2020 and the nine months ended September 30, 2019 because the effects of potentially dilutive items were anti-dilutive for the respective periods. For the three months ended September 30, 2020, certain dilutive items were anti-dilutive for the period and are presented in the table immediately below. The following securities, presented on a common stock equivalent basis, have been excluded from the calculation of weighted average number of shares of common stock outstanding because their effect is anti-dilutive:

	Three months ended September 30,		Nine months ended September 30,
	2020	2019	2020	2019
Deerfield Convertible Note	79,748	74,557	79,748	74,557
2021 Notes*	—	1,947,924	—	1,947,924
January 2020 Note	34,037	—	34,037	—
December 2019 Notes	615,307	—	615,307	—
Awards under equity incentive plans	354,379	288,770	354,379	288,770
Common stock warrants	151,442	31,250	151,442	151,442
Series A Convertible Preferred Stock	—	—	—	69,521
Series B-1 Convertible Preferred Stock	—	—	—	51,941

Total securities excluded from the calculation of weighted average number of shares of common stock outstanding	1,234,913	2,342,501	1,234,913	2,584,155

*

Inclusive of 1,777,437 shares of Common Stock issuable (i) in exchange of the Optional Exchange Principal Amount, or (ii) upon conversion of the Series B-2 Preferred Stock issuable in exchange of the Optional Exchange Principal Amount.

The items which were dilutive for the three months ended September 30, 2019 are included in the reconciliation of basic net income per share of common stock to diluted net income per share of common stock below.

Three months ended September 30, 2019
Basic net income per share of common stock:
Net income	$3,063
Less: Net income attributable to participating securities	(348)

Net income attributable to shares of common stock	2,715
Less: Dividends declared or accumulated	—

Undistributed net income attributable to shares of common stock, basic	$2,715

Weighted average number of shares of common stock outstanding	1,883

Basic net income per share of common stock	$1.44

Diluted net income per share of common stock:
Net income	$3,063
Less: Fair value adjustment income related to Deerfield Warrant liability	(1,019)
Less: Fair value adjustment income related to embedded Warrant Put Option	(135)
Less: Fair value adjustment income related to KVK Warrant liability	—

Net income attributable to shares of common stock, diluted	$1,909

Weighted average number of shares of common stock outstanding	1,883
Dilutive effect of Deerfield Warrant	—
Dilutive effect of Series A Preferred	70
Dilutive effect of Series B-1 Preferred	27

Weighted average number of shares of common stock outstanding, diluted	1,980

Diluted net income per share of common stock	$0.96

O.	Net Loss Per Share

Under the two-class method, for periods with net income, basic net income per share of common stock is computed by dividing the net income attributable to shares of common stock by the weighted average number of shares of common stock outstanding during the period. Net income attributable to shares of common stock is computed by subtracting from net income the portion of current period earnings that participating securities would have been entitled to receive pursuant to their dividend rights had all of the period’s earnings been distributed. No such adjustment to earnings is made during periods with a net loss as the holders of the participating securities have no obligation to fund losses. Diluted net income (loss) per share of common stock is computed under the two-class method by using the weighted average number of shares of common stock outstanding plus the potential dilutive effects of stock options and warrants. In addition, the Company analyzes the potential dilutive effect of the outstanding convertible securities under the if-converted method when calculating diluted income (loss) per share of common stock in which it is assumed that the outstanding convertible securities convert into common stock at the beginning of the period or date of issuance, if the convertible security was issued during the period. The Company reports the more dilutive of the approaches (two-class or if-converted) as its diluted net income (loss) per share of common stock during the period.

The following table summarizes the computation of basic and diluted net loss and net loss per share of common stock of the Company (in thousands, except share and per share amounts):

	Year Ended December 31,
	2019	2018
Net loss—basic and diluted	$(24,522)	$(56,466)

Weighted average number of shares of common stock—basic and diluted	1,853,348	1,120,626

Net loss per share—basic and diluted	$(13.23)	$(50.39)

Diluted net loss per share of common stock is the same as basic net loss per share of common stock for all periods presented because the effects of potentially dilutive items were anti-dilutive given the Company’s net loss. The following securities, presented on a common stock equivalent basis, have been excluded from the calculation of weighted average number of shares of common stock outstanding because their effect is anti-dilutive:

	December 31,
	2019	2018
Deerfield Convertible Note	75,850	72,975
2021 Notes	10,958	280,072
2019 Notes*	1,851,609	—
Awards under equity incentive plans	324,473	231,493
Common stock warrants	151,442	157,957
Series A Convertible Preferred Stock	—	69,521

Total securities excluded from the calculation of weighted average number of shares of common stock outstanding	2,414,332	812,018

*

Inclusive of 1,652,437 of shares of Common Stock issuable (i) in exchange of the Deerfield Optional Conversion Feature, or (ii) upon conversion of the Series B-2 Preferred Stock issuable in exchange of the Deerfield Optional Conversion Feature.